OTHER BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2014
OTHER BORROWINGS [Abstract]
Summary of other borrowings	A summary of other borrowings at December 31 follows:
	2014	2013
	(In thousands)
Advances from the FHLB	$12,464	$17,181
Other	6	7
Total	$12,470	$17,188

Schedule of maturity dates and weighted average interest rates FHLB
The maturity dates and weighted average interest rates of FHLB advances at December 31 follow:

	2014		2013
	Amount	Rate	Amount	Rate
	(Dollars in thousands)
Fixed-rate advances
2014			$4,240	5.73%
2016	$2,205	6.55%	2,313	6.55
2017	1,320	7.04	1,377	7.04
2018	5,671	5.99	5,888	5.99
2019	-		-
2020 and thereafter	3,268	7.49	3,363	7.49
Total advances	$12,464	6.59%	$17,181	6.38%

Schedule of repayments of federal home loan bank advances	A summary of repayments of FHLB Advances at December 31, 2014, follows:
(In thousands)
2015	$515
2016	2,521
2017	1,587
2018	5,042
2019	143
2020 and thereafter	2,656
Total	$12,464